Shareholders’ equity - Classes of Share Capital (Details)	12 Months Ended
	Dec. 31, 2021 CHF (SFr) vote SFr / shares shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	Oct. 31, 2020 CHF (SFr) SFr / shares	Dec. 31, 2018 CHF (SFr)
Disclosure of classes of share capital [line items]
Equity	SFr 107,289,000	SFr 107,220,000	SFr 54,139,000		SFr 91,704,000
Number of shares outstanding (in shares) | shares		29,146,992	21,601,192
Par value per share (in CHF per share) | SFr / shares	SFr 0.10	SFr 0.10	SFr 0.10
Maximum amount of share capital increase authorized	SFr 428,675	SFr 728,675
Maximum amount of share capital increase authorized, number of shares (in shares) | shares	4,286,750
Increase (decrease) in authorized share capital	SFr (300,000)
Maximum percentage of total number of shares in a placement	20.00%
Percentage of share capital registered accumulated	15.00%
Proceeds from exercise of options	SFr 267,000	840,000	SFr 1,010,000
Share Options, PSUs And RSUs
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	SFr 269,552	848,340	1,019,840
Novartis
Disclosure of classes of share capital [line items]
Share capital acquired in the Company				SFr 40,000,000
Share capital acquired in the Company, per share (in CHF per share) | SFr / shares				SFr 23
Percentage of share capital in the Company	5.40%
Common shares
Disclosure of classes of share capital [line items]
Equity	SFr 3,214,699
Number of shares outstanding (in shares) | shares	32,146,992
Number of votes per share | vote	1
Conditional share capital
Disclosure of classes of share capital [line items]
Authorized share capital, employee participation	SFr 161,502	176,068
Number of shares authorized, employee participation (in shares) | shares	1,615,021
Increase (decrease) in authorized share capital, employee participation	SFr (14,566)
Authorized share capital, financing transactions	SFr 226,087
Number of shares authorized, financing transactions (in shares) | shares	2,260,870
Share capital
Disclosure of classes of share capital [line items]
Equity	SFr 3,229,265	SFr 2,915,000	SFr 2,160,000		SFr 2,123,000
Number of shares outstanding (in shares) | shares	32,292,648